LONG-TERM INVESTMENT (Details) - Long-Term Investments [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)
LONG-TERM INVESTMENT (Details) [Line Items]
Percentage of equity interest				15.00%
Total purchase price (in Yuan Renminbi) | ¥				¥ 3,000,000
Long-term investment		$ 229,170	¥ 1,647,163
Long term carrying value of the investment | $	$ 199,384	$ 193,453